INVENTORIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
INVENTORIES
Products	$ 30,665		¥ 210,836	¥ 144,056
Write-down	$ 0	$ 0